Note 5 - Accounts Payable and Accrued Liabilities (Details Textual) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Write-off of trade payables	$ 0	$ 184,813	$ 0
Gain (loss) on forgiveness of debt	$ 0	$ 184,813	(93,658)
Non-related party debt [member]
Statement Line Items [Line Items]
Gain (loss) on forgiveness of debt			$ 100,356
Increase in number of shares outstanding, settlement of debt (in shares)			20,000
Increase (decrease) in equity, settlement of debt			$ 380,000
Extinguishment of debt, amount 1			279,644
Other debt [member]
Statement Line Items [Line Items]
Gain (loss) on forgiveness of debt			$ 6,668